DoubleLine Income Solutions Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.7%
2,361,904	AASET Ltd., Series 2019-2-C	6.41%	^	10/16/2039	1,495,586
364,605	Castlelake Aircraft Securitization Trust, Series 2018-1-C	6.63%	^	06/15/2043	230,152
1,227,471	Castlelake Aircraft Securitization Trust, Series 2019-1A-C	6.90%	^	04/15/2039	763,105
4,265,971	GAIA Aviation Ltd., Series 2019-1-C	7.00%	^§	12/15/2044	2,320,513
4,193,877	Harley Marine Financing LLC, Series 2018-1A-A2	5.68%	^	05/15/2043	3,474,577
1,500,000	Hertz Vehicle Financing II LP, Series 2019-2A-B	3.67%	^z	05/25/2025	1,449,065
875,464	Horizon Aircraft Finance Ltd., Series 2018-1-C	6.66%	^	12/15/2038	512,909
8,871,000	LendingClub Receivables Trust, Series 2020-3-B	7.50%	^	01/16/2046	8,812,505
50,000	SoFi Professional Loan Program, Series 2018-A-R1	6.11%	^@	02/25/2042	2,687,289
14,827	SoFi Professional Loan Program, Series 2018-A-R2	6.11%	^@	02/25/2042	796,891
1,553,199	START Ireland, Series 2019-1-C	6.41%	^	03/15/2044	861,120
3,556,250	Start Ltd., Series 2019-2-C	6.66%	^	11/15/2044	1,411,223
2,000,000	Tesla Auto Lease Trust, Series 2019-A-E	5.48%	^	05/22/2023	2,048,266

Total Asset Backed Obligations (Cost $31,254,079)					26,863,201

Bank Loans - 10.5%
745,768	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.07%		08/01/2025	717,802
3,000,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	2,614,995
6,481,135	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	4,333,093
4,653,195	Applied Systems, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.00%, 1.00% Floor)	8.00%		09/19/2025	4,660,943
4,330,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	6.68%		08/04/2025	4,319,175
1,786,952	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		02/27/2026	1,572,518
5,629,629	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.43%		12/16/2024	5,215,851
8,382,425	BI-LO LLC, Senior Secured First Lien Term Loan (2 Month LIBOR USD + 8.00%, 1.00% Floor)	9.00%		05/31/2024	8,343,991
2,055,000	Connect U.S. Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		12/11/2026	1,940,701
1,822,538	Covia Holdings Corporation, Senior Secured First Lien Term Loan (1 Week LIBOR USD + 3.75%, 1.00% Floor)	5.39%		06/02/2025	1,046,255
2,025,000	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	7.25%		01/04/2022	1,950,753
2,900,000	CSM Bakery Solutions LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.75%, 1.00% Floor)	11.00%		02/04/2022	2,407,000
4,995,000	Cyxtera DC Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		05/01/2025	1,881,592
537,505	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.81%		04/06/2026	462,926
288,981	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	4.95%		04/06/2026	248,885
1,513,050	EnergySolutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		05/09/2025	1,404,610
1,250,000	Excelitas Technologies Corporation, Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.50%, 1.00% Floor)	8.50%		12/01/2025	1,194,062
6,402,168	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.81%		08/01/2024	5,177,754
622,677	Foresight Energy LLC, Senior Secured First Lien Term Loan	0.00%	±	09/04/2020	560,409
2,370,936	Foresight Energy LLC, Senior Secured First Lien Term Loan	9.50%	±	06/30/2027	2,370,936
132,987	Foresight Energy LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 11.00%, 2.00% Floor)	12.00%		09/04/2020	119,688
1,052,481	Foresight Energy LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 11.00%, 1.00% Floor)	12.00%		09/04/2020	947,233
8,256,553	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	7.36%	Ω	03/28/2022	660,524
475,000	Froneri US, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.75%)	5.93%		01/28/2028	459,562
4,066,129	Gavilan Resources LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	7.00%	Ω	03/01/2024	50,827
1,548,423	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.69%		02/19/2026	1,385,839
3,950,150	Granite US Holdings Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.25%)	6.32%		09/30/2026	3,476,132
9,303,218	Gulf Finance LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		08/25/2023	6,085,840
601,078	Houston Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		07/21/2025	559,754
7,700,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	7.75%		07/07/2025	7,635,820
1,243,246	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/20/2023	777,029
1,827,450	Keane Group Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.50%		05/26/2025	1,571,607
4,729,746	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.19%		07/02/2025	4,564,204
2,082,245	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/30/2022	1,960,288
4,500,000	Kronos, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.25%)	9.25%		11/01/2024	4,518,292
5,730,000	Longview Power LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%)	7.22%	Ω	04/13/2021	1,060,050
3,125,957	LSF9 Atlantis Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	7.00%		05/01/2023	2,667,223
4,056,558	McDermott International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	7.25%	Ω	05/12/2025	1,488,270
1,028,258	McDermott International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 9.00%)	10.65%		10/22/2020	1,024,659
865,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan	6.25%	±	06/25/2027	859,685
3,925,350	Millennium Trust Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.18%		03/27/2026	3,647,298
1,782,000	Mirion Technologies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.07%		03/06/2026	1,742,743
7,206,895	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.43%		12/01/2025	6,450,171
1,723,585	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.68%		11/28/2025	1,423,044
2,920,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.75%)	8.93%		11/30/2026	1,603,080
3,005,677	Monitronics International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.50%)	7.75%		03/29/2024	2,320,007
905,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	7.18%		10/19/2026	681,768
3,845,000	Pearl Intermediate Parent LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	6.43%		02/13/2026	3,744,088
640,000	Pelican Products, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.75%)	8.29%		05/01/2026	512,000
2,000,000	PowerTeam Services LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		03/06/2026	1,720,000
2,266,724	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	6.20%		03/11/2026	2,066,731
656,190	RentPath, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.00%, 1.00% Floor)	8.00%		08/31/2020	605,335
3,778,819	RentPath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 3.75%, 1.00% Floor)	7.00%	Ω	12/17/2021	2,718,123
2,395,000	Restaurant Technologies, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	6.68%		10/01/2026	2,075,663
2,792,250	Solenis International LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.36%		06/26/2025	2,693,363
2,315,000	Solenis International LP, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	8.86%		06/26/2026	2,025,069
1,680,000	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		12/11/2026	1,645,526
3,771,145	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.93%		06/26/2026	3,620,299
1,562,500	Southern Graphics, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.50%)	7.81%		12/08/2023	498,047
2,234,709	Summit Midstream Partners Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	7.00%		05/13/2022	543,034
869,647	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	6.07%		10/01/2024	821,817
1,555,608	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.00%)	7.00%		04/01/2025	1,263,932
259,798	Tapstone Energy Holdings LLC, Unsecured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%	Þ	04/17/2024	259,798
2,221,875	The Edelman Financial Center LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.18%		07/21/2025	2,129,178
900,000	The Edelman Financial Center LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.93%		07/20/2026	824,908
1,890,000	TIBCO Software Inc, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.43%		03/03/2028	1,832,128
3,819,235	TKC Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.00%, 1.00% Floor)	9.00%		02/01/2024	3,247,305
507,997	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.18%		01/25/2024	345,756
5,323,774	Travelport Finance SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%)	6.07%		05/29/2026	3,551,197
4,000,000	Vantage Specialty Chemicals, Inc., Senior Secured Second Lien Term Loan (2 Month LIBOR USD + 8.25%, 1.00% Floor)	9.25%		10/27/2025	2,821,260
1,650,859	WASH Multifamily Laundry Systems LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	8.00%		05/15/2023	1,469,265
289,141	WASH Multifamily Laundry Systems LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	8.00%		05/15/2023	257,335
2,985,000	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.75%)	6.75%		06/22/2026	2,470,087
4,350,606	Web.Com Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.75%)	7.94%		10/09/2026	3,737,171
2,725,000	WeddingWire, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.25%)	8.56%		12/21/2026	2,602,375
3,197,534	Wink Holdco, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	7.75%		12/01/2025	3,085,621

Total Bank Loans (Cost $211,857,088)					167,351,299

Collateralized Loan Obligations - 12.5%
2,000,000	Adams Mill Ltd., Series 2014-1A-D2 (3 Month LIBOR USD + 4.25%)	5.47%	^	07/15/2026	1,957,134
6,000,000	Adams Mill Ltd., Series 2014-1A-E2 (3 Month LIBOR USD + 6.25%)	7.47%	^	07/15/2026	5,122,074
2,000,000	Apidos Ltd., Series 2015-21A-ER (3 Month LIBOR USD + 8.25%, 8.25% Floor)	9.39%	^	07/18/2027	1,329,287
3,000,000	Apidos Ltd., Series 2016-24A-DR (3 Month LIBOR USD + 5.80%)	6.94%	^	10/20/2030	2,421,807
2,500,000	Atrium, Series 15A-E (3 Month LIBOR USD + 5.85%, 5.85% Floor)	6.89%	^	01/23/2031	2,216,253
2,250,000	Babson Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	7.59%	^	10/20/2030	1,933,558
1,500,000	Barings Ltd., Series 2018-4A-E (3 Month LIBOR USD + 5.82%, 5.82% Floor)	7.04%	^	10/15/2030	1,296,802
5,000,000	Barings Ltd., Series 2019-2A-D (3 Month LIBOR USD + 6.69%, 6.69% Floor)	7.91%	^	04/15/2031	4,478,252
2,500,000	BlueMountain Ltd., Series 2015-2A-F (3 Month LIBOR USD + 6.80%, 6.80% Floor)	7.94%	^	07/18/2027	1,248,487
6,500,000	Buttermilk Park Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.97%	^	10/15/2031	5,616,734
8,050,000	Canyon Capital Ltd., Series 2015-1A-ER (3 Month LIBOR USD + 6.85%)	8.07%	^	04/15/2029	6,958,969
2,500,000	Canyon Capital Ltd., Series 2016-1A-ER (3 Month LIBOR USD + 5.75%)	6.97%	^	07/15/2031	2,146,259
6,650,000	Canyon Capital Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.25%)	7.47%	^	07/15/2030	5,951,713
2,500,000	Canyon Capital Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.97%	^	07/15/2031	2,028,701
2,000,000	Carlyle Global Market Strategies Ltd., Series 2013-3A-DR (3 Month LIBOR USD + 5.50%)	6.72%	^	10/15/2030	1,521,523
3,000,000	Carlyle Global Market Strategies Ltd., Series 2019-1A-D (3 Month LIBOR USD + 6.70%, 6.70% Floor)	7.84%	^	04/20/2031	2,695,008
1,500,000	Chenango Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 5.80%, 5.80% Floor)	7.02%	^	04/15/2030	1,301,024
2,500,000	Dryden Ltd., Series 2018-55A-F (3 Month LIBOR USD + 7.20%)	8.42%	^	04/15/2031	1,606,651
3,250,000	Dryden Ltd., Series 2019-68A-E (3 Month LIBOR USD + 6.75%)	7.97%	^	07/15/2032	2,889,522
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-ER (3 Month LIBOR USD + 5.15%, 5.15% Floor)	6.37%	^	01/15/2031	2,451,570
1,250,000	Galaxy Ltd., Series 2017-24A-E (3 Month LIBOR USD + 5.50%)	6.72%	^	01/15/2031	1,080,428
1,017,177	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	5.89%	^Þ	04/28/2025	542,124
1,082,445	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-E (3 Month LIBOR USD + 5.75%)	6.64%	^Þ	04/28/2025	56,828
1,000,000	HPS Loan Management Ltd., Series 15A-19-E (3 Month LIBOR USD + 6.60%, 6.60% Floor)	7.70%	^	07/22/2032	916,243
3,500,000	LCM LP, Series 14A-FR (3 Month LIBOR USD + 7.61%)	8.75%	^Þ	07/20/2031	1,739,569
5,000,000	LCM LP, Series 17A-ER (3 Month LIBOR USD + 6.00%, 6.00% Floor)	7.22%	^	10/15/2031	3,631,464
7,000,000	LCM LP, Series 19A-E1 (3 Month LIBOR USD + 6.45%, 6.45% Floor)	7.67%	^	07/15/2027	5,624,463
6,500,000	LCM Ltd., Series 26A-E (3 Month LIBOR USD + 5.30%, 5.30% Floor)	6.44%	^	01/20/2031	5,369,434
2,000,000	LCM Ltd., Series 28A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.89%	^	10/20/2030	1,670,861
11,000,000	Madison Park Funding Ltd., Series 2014-14A-ER (3 Month LIBOR USD + 5.80%, 5.80% Floor)	6.90%	^	10/22/2030	9,269,675
7,100,000	Madison Park Funding Ltd., Series 2015-18A-ER (3 Month LIBOR USD + 6.35%)	7.46%	^	10/21/2030	5,944,813
3,000,000	Madison Park Funding Ltd., Series 2017-25A-D (3 Month LIBOR USD + 6.10%)	7.09%	^	04/25/2029	2,645,003
2,000,000	Madison Park Funding Ltd., Series 2019-34A-E (3 Month LIBOR USD + 6.75%, 6.75% Floor)	7.74%	^	04/25/2031	1,853,402
2,000,000	Madison Park Funding Ltd., Series 2019-37A-E (3 Month LIBOR USD + 6.55%)	7.77%	^	07/15/2032	1,794,780
10,000,000	Magnetite Ltd., Series 2012-7A-DR2 (3 Month LIBOR USD + 4.50%)	5.72%	^	01/15/2028	8,617,857
7,500,000	Magnetite Ltd., Series 2015-16A-ER (3 Month LIBOR USD + 5.00%)	6.14%	^	01/18/2028	6,719,445
3,250,000	Magnetite Ltd., Series 2019-22A-E (3 Month LIBOR USD + 6.75%, 6.75% Floor)	7.97%	^	04/15/2031	3,064,968
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-E (3 Month LIBOR USD + 5.40%)	6.62%	^	01/15/2028	1,793,248
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-31A-E (3 Month LIBOR USD + 6.75%, 6.75% Floor)	7.89%	^	04/20/2031	941,354
1,750,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-E (3 Month LIBOR USD + 6.70%, 6.70% Floor)	7.84%	^	01/19/2032	1,646,181
2,250,000	Neuberger Berman Loan Advisers Ltd., Series 2019-33A-E (3 Month LIBOR USD + 6.80%)	7.98%	^	10/16/2032	2,126,473
2,000,000	Newark BSL Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.30%)	7.29%	^	07/25/2030	1,815,609
3,675,000	Niagara Park Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.45%, 6.45% Floor)	7.58%	^	07/17/2032	3,367,029
5,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 7.15%)	8.37%	^	07/15/2029	4,412,876
8,250,000	Octagon Investment Partners Ltd., Series 2013-1A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.88%	^	07/17/2030	6,970,439
5,460,000	Octagon Investment Partners Ltd., Series 2013-1A-ER (3 Month LIBOR USD + 7.00%)	8.14%	^	07/19/2030	5,078,224
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 7.00%, 7.00% Floor)	7.42%	^	02/14/2031	2,286,153
3,000,000	Octagon Investment Partners Ltd., Series 2016-1A-ER (3 Month LIBOR USD + 7.25%)	8.27%	^	01/24/2033	2,756,679
2,000,000	Octagon Investment Partners Ltd., Series 2016-1A-FR (3 Month LIBOR USD + 8.09%, 8.09% Floor)	9.31%	^	07/15/2030	1,351,486
4,000,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	7.34%	^	03/17/2030	3,553,519
3,000,000	Octagon Investment Partners Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.60%, 6.60% Floor)	7.59%	^	10/25/2032	2,791,001
1,000,000	Octagon Investment Partners Ltd., Series 2019-1A-E (3 Month LIBOR USD + 7.69%, 7.69% Floor)	8.91%	^	10/15/2032	988,816
1,000,000	Octagon Investment Partners Ltd., Series 2019-4A-E (3 Month LIBOR USD + 6.80%, 6.80% Floor)	7.23%	^	05/12/2031	905,480
7,500,000	Stewart Park Ltd., Series 2015-1A-ER (3 Month LIBOR USD + 5.28%, 5.28% Floor)	6.50%	^	01/15/2030	6,291,531
7,200,000	Venture Ltd., Series 2016-24A-E (3 Month LIBOR USD + 6.72%)	7.86%	^	10/20/2028	5,165,007
5,000,000	Venture Ltd., Series 2017-26A-E (3 Month LIBOR USD + 6.80%)	7.94%	^	01/20/2029	3,669,400
4,000,000	Venture Ltd., Series 2017-27A-E (3 Month LIBOR USD + 6.35%)	7.49%	^	07/20/2030	3,037,679
4,050,000	Voya Ltd., Series 2016-4A-E2 (3 Month LIBOR USD + 6.65%)	7.79%	^	07/20/2029	3,432,391
1,500,000	Voya Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.10%)	7.23%	^	04/17/2030	1,282,547
1,000,000	Voya Ltd., Series 2018-2A-E (3 Month LIBOR USD + 5.25%, 5.25% Floor)	6.47%	^	07/15/2031	842,799
1,000,000	Voya Ltd., Series 2018-2A-F (3 Month LIBOR USD + 7.29%, 7.29% Floor)	8.51%	^	07/15/2031	708,798
2,000,000	Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%)	7.89%	^	10/18/2030	1,500,989
3,500,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.97%	^	01/15/2031	2,604,184
2,000,000	Wind River Ltd., Series 2014-3A-ER2 (3 Month LIBOR USD + 6.22%, 6.22% Floor)	7.32%	^	10/22/2031	1,506,095
5,000,000	Wind River Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.42%)	7.56%	^	04/18/2029	4,189,723
3,000,000	Wind River Ltd., Series 2017-3A-E (3 Month LIBOR USD + 6.40%)	7.62%	^	10/15/2030	2,665,251
1,000,000	Wind River Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.50%)	6.72%	^	07/15/2030	828,121
1,000,000	Wind River Ltd., Series 2018-2A-E (3 Month LIBOR USD + 5.75%)	6.97%	^	07/15/2030	839,479

Total Collateralized Loan Obligations (Cost $237,727,280)					199,061,246

Foreign Corporate Bonds - 64.2%
24,000,000	AES Andres B.V.	7.95%	^	05/11/2026	24,360,000
5,500,000	AES Argentina Generacion S.A.	7.75%	^	02/02/2024	4,001,250
29,500,000	AES Argentina Generacion S.A.	7.75%		02/02/2024	21,461,250
930,000	AES Dominicana	7.95%		05/11/2026	943,950
1,000,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.25%)	8.38%	†	12/04/2023	1,001,250
2,285,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.29%)	7.88%	†	07/31/2024	2,258,714
7,200,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 110.83%)	7.75%	†	05/25/2025	7,000,716
10,000,000	Air Canada Class C Pass Through Trust	10.50%	^	07/15/2026	9,661,276
16,100,000	Alpha Holdings S.A.	10.00%		12/19/2022	15,053,500
400,000	Alpha Holdings S.A.	10.00%	^	12/19/2022	374,000
6,300,000	Alpha Holdings S.A.	9.00%		02/10/2025	5,638,500
12,950,000	Alpha Holdings S.A.	9.00%	^z	02/10/2025	11,590,250
6,000,000	AMS AG	7.00%	^	07/31/2025	5,940,000
4,382,784	Autopistas del Sol S.A.	7.38%	^	12/30/2030	3,800,137
4,500,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	4,567,500
26,069,000	Banco de Galicia y Buenos Aires S.A. (5 Year CMT Rate + 7.16%)	8.25%		07/19/2026	21,917,512
15,000,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%	^	11/04/2026	12,309,750
18,550,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	15,223,058
23,000,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63%	†z	01/10/2028	21,979,720
5,000,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50%	†	06/27/2029	4,707,200
700,000	Bayan Resources Tbk PT	6.13%		01/24/2023	659,367
8,445,000	Braskem Idesa S.A.	7.45%	z	11/15/2029	7,919,805
16,850,000	Braskem Idesa SAPI	7.45%	^z	11/15/2029	15,802,098
240,000	Braskem Netherlands Finance B.V.	5.88%	z	01/31/2050	211,860
5,026,000	C10 Capital SPV Ltd. (3 Month LIBOR USD + 4.71%)	5.02%	†	09/30/2020	4,654,076
10,350,000	C5 Capital Ltd. (3 Month LIBOR USD + 4.28%)	4.58%	†	09/30/2020	8,021,250
1,958,000	Calfrac Holdings LP	10.88%	^Ω	03/15/2026	1,502,765
3,690,000	Calfrac Holdings LP	8.50%	^Ω	06/15/2026	258,300
22,136,000	Capex S.A.	6.88%		05/15/2024	16,405,986
3,340,000	Capex S.A.	6.88%	^z	05/15/2024	2,475,424
18,230,000	CFG Investment S.A.C.	9.75%	Ω	07/30/2019	12,761,000
21,500,000	Cia General de Combustibles S.A.	9.50%		11/07/2021	15,695,000
3,500,000	Cia General de Combustibles S.A.	9.50%	^	11/07/2021	2,555,000
2,800,000	Connect Finco LLC	6.75%	^z	10/01/2026	2,651,320
9,400,000	Credito Real S.A.B. de C.V. (10 Year CMT Rate + 7.03%)	9.13%	^†	11/29/2022	8,065,200
26,961,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13%	†	11/29/2022	23,132,538
13,104,000	Credivalores-Crediservicios S.A.	9.75%		07/27/2022	10,761,463
4,406,000	Credivalores-Crediservicios S.A.	8.88%		02/07/2025	3,513,785
12,550,000	Credivalores-Crediservicios SAS	8.88%	^	02/07/2025	10,008,625
40,000,000	CSN Islands Corporation	7.00%	†z	09/23/2020	29,812,200
3,858,324	Digicel Group Ltd. (7.00% Cash or 7.00% PIK)	7.00%	^†	07/16/2020	327,958
15,072,464	Digicel Group Ltd. (8.00% Cash or 8.00% PIK)	8.00%	^	04/01/2025	4,144,928
7,600,000	Docuformas SAPI de C.V.	10.25%		07/24/2024	6,488,500
19,000,000	Docuformas SAPI de C.V.	10.25%	^	07/24/2024	16,221,250
16,644,000	Empresa Electrica Guacolda S.A.	4.56%	z	04/30/2025	13,789,169
13,447,000	Garda World Security Corporation	8.75%	^	05/15/2025	13,656,975
9,000,000	Geopark Ltd.	6.50%		09/21/2024	8,307,405
19,000,000	Geopark Ltd.	5.50%		01/17/2027	16,387,690
3,660,000	GFL Environmental, Inc.	8.50%	^	05/01/2027	3,988,723
10,000,000	Gilex Holding Sarl	8.50%	^	05/02/2023	9,871,550
5,000,000	Gilex Holding Sarl	8.50%	z	05/02/2023	4,935,775
5,346,000	Gol Finance, Inc.	8.75%	†	10/05/2020	2,739,878
14,800,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	6,581,412
9,000,000	Gran Tierra Energy, Inc.	7.75%		05/23/2027	4,089,375
21,000,000	Gran Tierra Energy, Inc.	7.75%	^z	05/23/2027	9,541,875
23,634,000	Grupo Idesa S.A. de C.V. (10.13% Cash or 11.00% PIK)	10.13%	^z	05/22/2026	12,998,700
13,030,000	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	12,704,250
15,000,000	Instituto Costarricense de Electricidad	6.38%	^	05/15/2043	11,212,650
19,511,000	Instituto Costarricense de Electricidad	6.38%	z	05/15/2043	14,584,668
3,300,000	Intelsat Jackson Holdings S.A.	8.50%	^Ω	10/15/2024	1,994,668
7,715,000	Intelsat Jackson Holdings S.A.	9.75%	^Ω	07/15/2025	4,751,668
5,925,566	Invepar Holdings	0.00%	ΩÞ	12/30/2028	253,389
9,000,000	JSL Europe S.A.	7.75%	z	07/26/2024	8,932,500
6,000,000	Kosmos Energy Ltd.	7.13%		04/04/2026	5,294,040
19,555,000	Kronos Acquisition Holdings, Inc.	9.00%	^z	08/15/2023	18,795,190
13,800,000	Medco Bell Pte Ltd.	6.38%	^	01/30/2027	11,840,692
15,200,000	Medco Oak Tree Pte Ltd.	7.38%		05/14/2026	14,199,692
8,000,000	Metinvest B.V.	8.50%		04/23/2026	7,870,800
7,354,000	Metinvest B.V.	7.75%		10/17/2029	6,906,252
9,500,000	Metinvest B.V.	7.75%	^z	10/17/2029	8,921,592
35,000,000	Oi S.A. (10.00% Cash or 4.00% PIK)	10.00%		07/27/2025	29,233,750
17,335,000	Operadora de Servicios Mega S.A.	8.25%	^	02/11/2025	16,102,048
765,000	Operadora de Servicios Mega S.A. de C.V.	8.25%		02/11/2025	710,589
13,600,000	Pampa Energia S.A.	7.50%	z	01/24/2027	11,029,260
10,000,000	Pampa Energia S.A.	7.50%	^z	01/24/2027	8,109,750
11,000,000	Pampa Energia S.A.	9.13%		04/15/2029	8,932,770
5,000,000	Pampa Energia S.A.	9.13%	^z	04/15/2029	4,060,350
38,077,000	Peru LNG SRL	5.38%		03/22/2030	30,073,595
570,000	Pesquera Exalmar S.A.A.	8.00%		01/25/2025	475,551
4,800,000	Petra Diamonds PLC	7.25%	^Ω	05/01/2022	1,896,000
11,000,000	Rio Energy S.A.	6.88%		02/01/2025	7,012,500
9,000,000	Rio Energy S.A.	6.88%	^	02/01/2025	5,737,500
14,641,000	RKP Overseas Finance Ltd.	7.95%	†	02/17/2022	13,386,042
8,810,000	RKPF Overseas Ltd., (5 Year CMT Rate + 6.00%)	7.75%	†	11/18/2024	8,369,500
7,500,000	Sappi Papier Holding GMBH	7.50%		06/15/2032	6,776,700
21,119,000	Sappi Papier Holding GMBH	7.50%	^	06/15/2032	19,082,284
13,000,000	Sasol Financing USA LLC	5.88%	z	03/27/2024	11,635,000
13,000,000	Sasol Financing USA LLC	6.50%		09/27/2028	11,559,080
23,467,953	Stoneway Capital Corporation	10.00%	Ω	03/01/2027	8,037,774
4,081,000	Syngenta Finance N.V.	4.38%		03/28/2042	3,720,305
9,000,000	Tecnoglass, Inc.	8.20%		01/31/2022	8,779,635
13,644,000	Tervita Escrow Corporation	7.63%	^	12/01/2021	10,748,948
20,400,000	TV Azteca SAB	8.25%		08/09/2024	8,999,358
6,500,000	Unifin Financiera S.A.B. de C.V.	8.38%		01/27/2028	4,838,438
24,000,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	†	01/29/2025	15,780,240
11,000,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	^†	01/29/2025	7,232,610
6,000,000	Unigel Luxembourg S.A.	8.75%		10/01/2026	4,860,000
29,000,000	Unigel Luxembourg S.A.	8.75%	^	10/01/2026	23,490,000
6,070,000	UPL Corporation Ltd. (5 Year CMT Rate + 3.87%)	5.25%	†	02/27/2025	5,538,875
13,000,000	Vedanta Resources Finance PLC	9.25%	^	04/23/2026	9,269,000
20,000,000	Vedanta Resources Finance PLC	9.25%		04/23/2026	14,260,000
5,000,000	Vedanta Resources Ltd.	7.13%		05/31/2023	3,590,000
7,000,000	Vedanta Resources Ltd.	6.13%		08/09/2024	4,862,352
5,200,000	Walnut Bidco PLC	9.13%		08/01/2024	5,315,232
10,000,000	YPF Energia Electrica S.A.	10.00%	^z	07/25/2026	7,625,000
8,300,000	YPF S.A.	8.50%		07/28/2025	6,194,747
5,000,000	YPF S.A.	8.50%		06/27/2029	3,707,825
850,000	YPF S.A.	8.50%	^	06/27/2029	630,330
20,807,000	YPF S.A.	7.00%		12/15/2047	13,849,035
15,450,000	Yuzhou Properties Company Ltd.	8.30%		05/27/2025	15,334,052
10,700,000	Yuzhou Properties Company Ltd.	7.38%		01/13/2026	10,082,677

Total Foreign Corporate Bonds (Cost $1,189,918,429)					1,023,918,511

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.3%
10,000,000	Ecuador Government International Bond	9.50%	^Ω	03/27/2030	4,287,500

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $10,414,167)					4,287,500

Non-Agency Commercial Mortgage Backed Obligations - 14.9%
10,000,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.58%	^	06/15/2035	7,649,674
3,181,484	BX Commercial Mortgage Trust, Series 2019-XL-J (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.83%	^	10/15/2036	3,019,546
4,000,000	BX Commercial Mortgage Trust, Series 2020-BXLP-G (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.68%	^	12/15/2036	3,820,741
350,000	BX Trust, Series 2018-GW-G (1 Month LIBOR USD + 2.92%, 2.92% Floor)	3.10%	^	05/15/2035	291,764
5,048,000	BX Trust, Series 2019-MMP-F (1 Month LIBOR USD + 2.79%, 2.79% Floor)	2.98%	^	08/15/2036	4,720,907
15,292,000	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	3.03%	^	10/15/2035	13,179,633
871,000	CF Trust, Series 2019-MF1-F (1 Month LIBOR USD + 2.95%, 2.95% Floor)	3.95%	^	08/21/2032	779,146
30,524,109	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XG	1.38%	#^I/O	10/10/2047	1,191,896
4,484,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57%	#^	02/10/2048	2,966,425
3,929,315	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^Þ	08/10/2047	1,250,956
7,036,812	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^Þ	08/10/2047	710,458
14,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	#^Þ	08/10/2047	1
18,438,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XD	1.38%	#^I/O	10/10/2048	1,020,809
59,106,586	CSAIL Commercial Mortgage Trust, Series 2020-C19-XA	1.24%	#I/O	03/15/2053	4,979,174
6,000,000	Exantas Capital Corporation, Series 2020-RSO8-E (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.99%	^	03/15/2035	5,499,240
40,000,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.32%	^	12/15/2036	34,088,028
12,730,000	GS Mortgage Securities Corporation, Series 2014-GC20-E	4.63%	#^Þ	04/10/2047	5,349,782
65,010,362	GS Mortgage Securities Corporation, Series 2014-GC20-XD	1.46%	#^I/O	04/10/2047	2,748,219
10,000,000	Hawaii Hotel Trust, Series 2019-MAUI-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	2.93%	^	05/15/2038	8,329,234
5,000,000	Hilton USA Trust, Series 2016-SFP-E	5.52%	^	11/05/2035	4,801,238
16,391,858	HPLY Trust, Series 2019-HIT-G (1 Month LIBOR USD + 3.90%, 3.90% Floor)	4.08%	^	11/15/2036	11,891,686
57,259,829	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	1.26%	#^I/O	08/15/2046	1,744,318
14,113,175	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	#^Þ	04/15/2047	8,047,733
7,840,900	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	#^Þ	04/15/2047	3,805,874
21,328,995	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	#^Þ	04/15/2047	3,272,751
47,829,582	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XD	0.91%	#^I/O	08/15/2047	1,355,959
12,020,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-E	2.81%	#^Þ	02/15/2048	7,089,267
24,531,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XE	1.64%	#^I/O	02/15/2048	1,447,513
2,600,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-MFP-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.18%	^	07/15/2036	2,343,017
21,581,000	MBRT, Series 2019-MBR-G (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.08%	^	11/15/2036	15,361,766
2,050,000	Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART-D	3.31%	^	09/13/2031	1,942,906
8,000,000	Morgan Stanley Capital Trust, Series 2007-IQ15-C	6.34%	#^	06/11/2049	7,742,106
11,453,000	Morgan Stanley Capital Trust, Series 2017-ASHF-G (1 Month LIBOR USD + 6.90%, 6.90% Floor)	7.08%	^	11/15/2034	7,145,195
3,357,000	Morgan Stanley Capital Trust, Series 2019-PLND-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.98%	^	05/15/2036	2,791,833
13,000,000	Morgan Stanley Capital Trust, Series 2019-PLND-G (1 Month LIBOR USD + 3.65%, 3.65% Floor)	3.83%	^	05/15/2036	9,556,080
7,458,000	UBS Commercial Mortgage Trust, Series 2017-C6-D	2.50%	#^	12/15/2050	5,055,966
5,000,000	UBS Commercial Mortgage Trust, Series 2018-NYCH-G (1 Month LIBOR USD + 4.84%, 4.84% Floor)	5.02%	^	02/15/2032	3,803,308
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-E	3.25%	^Þ	08/15/2050	1,929,918
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XC	1.71%	#^I/O	08/15/2050	262,095
12,170,989	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XD	1.71%	#^I/O	08/15/2050	620,068
18,361,980	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-E	4.36%	#^Þ	06/15/2048	10,937,405
9,180,600	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-F	4.36%	#^Þ	06/15/2048	4,474,505
39,018,814	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-G	4.36%	#^Þ	06/15/2048	8,542,779
11,973,000	WF-RBS Commercial Mortgage Trust, Series 2014-LC14-E	3.50%	#^Þ	03/15/2047	5,675,561
78,884,522	WF-RBS Commercial Mortgage Trust, Series 2014-LC14-XC	1.79%	#^I/O	03/15/2047	4,516,884

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $310,943,475)					237,753,364

Non-Agency Residential Collateralized Mortgage Obligations - 3.5%
30,000,000	CIM Trust, Series 2016-1RR-B2	6.76%	#^Þ	07/26/2055	26,829,000
15,000,000	CIM Trust, Series 2016-2RR-B2	6.93%	#^Þ	02/25/2056	13,380,000
15,000,000	CIM Trust, Series 2016-3RR-B2	6.59%	#^Þ	02/27/2056	13,530,000
1,695,702	Wachovia Mortgage Loan Trust, Series 2007-A-4A1	4.20%	#	03/20/2037	1,446,406

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $55,160,827)					55,185,406

US Corporate Bonds - 22.8%
1,645,000	Acrisure LLC	8.13%	^z	02/15/2024	1,714,164
3,770,000	Allied Universal Holding Company	9.75%	^z	07/15/2027	3,979,197
15,310,000	AMC Merger, Inc.	8.00%	^	05/15/2025	10,849,355
1,695,000	Arconic Corporation	6.13%	^z	02/15/2028	1,699,365
10,988,000	Argos Merger Sub, Inc.	7.13%	^z	03/15/2023	10,856,583
11,036,000	AssuredPartners, Inc.	7.00%	^z	08/15/2025	11,070,377
3,315,000	Avantor, Inc.	9.00%	^z	10/01/2025	3,576,056
11,565,000	BCD Acquisition, Inc.	9.63%	^	09/15/2023	11,080,600
750,000	Boxer Parent Company, Inc.	7.13%	^z	10/02/2025	789,131
5,430,000	Carnival Corporation	11.50%	^z	04/01/2023	5,877,639
7,000,000	Castle US Holding Corporation	9.50%	^	02/15/2028	6,491,415
6,450,000	Cengage Learning, Inc.	9.50%	^z	06/15/2024	4,538,510
1,200,000	Clarios Global LP	6.75%	^z	05/15/2025	1,251,750
3,815,000	Constellation Merger Sub, Inc.	8.50%	^z	09/15/2025	3,065,906
10,160,000	CSI Compressco LP	7.50%	^z	04/01/2025	8,673,033
4,130,000	Dealer Tire LLC	8.00%	^	02/01/2028	3,835,737
1,320,000	Delta Air Lines, Inc.	7.00%	^z	05/01/2025	1,363,981
3,975,000	EES Finance Corporation	8.13%		05/01/2025	3,303,801
15,745,000	Embarq Corporation	8.00%	z	06/01/2036	17,716,589
1,550,000	Envision Healthcare Corporation	8.75%	^	10/15/2026	741,768
3,660,000	Flex Acquisition Company, Inc.	6.88%	^z	01/15/2025	3,543,301
1,255,000	Flex Acquisition Company, Inc.	7.88%	^z	07/15/2026	1,220,996
20,000,000	Flexential Intermediate Corporation	11.25%	^	08/01/2024	19,962,500
9,200,000	Foresight Energy LLC	11.50%	^Ω	04/01/2023	34,500
1,710,000	Front Range BidCo, Inc.	6.13%	^	03/01/2028	1,665,916
2,815,000	Frontier Communications Corporation	8.00%	^z	04/01/2027	2,861,954
13,540,000	Genesys Telecommunications Laboratories, Inc.	10.00%	^z	11/30/2024	14,116,872
10,000,000	GTT Communications, Inc.	7.88%	^z	12/31/2024	5,281,250
6,405,000	Hexion, Inc.	7.88%	^z	07/15/2027	5,844,755
5,759,000	Hillman Group, Inc.	6.38%	^z	07/15/2022	5,335,627
4,000,000	IRB Holding Corporation	7.00%	^	06/15/2025	4,122,500
790,000	Live Nation Entertainment, Inc.	6.50%	^	05/15/2027	815,181
3,615,000	Matterhorn Merger Sub LLC	8.50%	^z	06/01/2026	3,383,116
2,135,000	Mileage Plus Holdings LLC	6.50%	^	06/20/2027	2,145,675
5,425,000	Moss Creek Resources Holdings, Inc.	7.50%	^	01/15/2026	2,731,813
2,000,000	MPH Acquisition Holdings LLC	7.13%	^z	06/01/2024	1,867,470
1,295,000	NGL Energy Partners LP	7.50%	z	04/15/2026	987,230
7,804,000	OPE KAG Finance Sub, Inc.	7.88%	^z	07/31/2023	6,895,966
5,820,000	Ortho-Clinical Diagnostics Inc.	7.25%	^z	02/01/2028	5,930,464
6,440,000	Panther BF Aggregator LP	8.50%	^z	05/15/2027	6,488,139
7,455,000	Par Petroleum Finance Corporation	7.75%	^	12/15/2025	6,458,676
6,225,000	Peabody Securities Finance Corporation	6.00%	^z	03/31/2022	4,065,703
6,800,000	PetSmart, Inc.	8.88%	^z	06/01/2025	6,808,364
13,919,000	Polaris Intermediate Corporation (PIK 9.25%)	8.50%	^	12/01/2022	12,292,078
13,765,000	Polaris Intermediate Corporation	9.88%	^z	05/01/2024	11,667,283
5,000,000	PowerTeam Services LLC	9.03%	^	12/04/2025	5,121,875
1,000,000	Presidio Holdings, Inc.	8.25%	^z	02/01/2028	1,003,125
13,528,000	Pyxus International, Inc.	8.50%	^z	04/15/2021	13,054,520
9,880,000	Radiology Partners, Inc.	9.25%	^z	02/01/2028	9,336,600
12,280,000	Riverbed Technology, Inc.	8.88%	^z	03/01/2023	7,521,500
200,000	Sabre Global, Inc.	9.25%	^z	04/15/2025	211,625
9,970,000	Solera Finance, Inc.	10.50%	^z	03/01/2024	10,189,689
10,296,000	SunCoke Energy Partners Finance Corporation	7.50%	^z	06/15/2025	8,734,251
8,145,000	Team Health Holdings, Inc.	6.38%	^z	02/01/2025	4,753,789
5,195,000	Tenet Healthcare Corporation	8.13%	z	04/01/2022	5,464,101
1,095,000	TransDigm, Inc.	8.00%	^z	12/15/2025	1,155,625
3,000,000	Trident TPI Holdings, Inc.	9.25%	^z	08/01/2024	3,084,060
7,709,000	Trident TPI Holdings, Inc.	6.63%	^z	11/01/2025	7,351,649
1,285,000	Triumph Group, Inc.	6.25%	^z	09/15/2024	1,094,794
10,280,000	Triumph Group, Inc.	7.75%	z	08/15/2025	7,774,250
8,375,000	Uber Technologies, Inc.	8.00%	^z	11/01/2026	8,534,125
5,525,000	Uber Technologies, Inc.	7.50%	^z	09/15/2027	5,537,680
2,585,000	Valeant Pharmaceuticals International, Inc.	8.50%	^z	01/31/2027	2,748,437
2,995,000	Viking Cruises Ltd.	13.00%	^	05/15/2025	3,172,828
7,675,000	Vine Oil & Gas Finance Corporation	8.75%	^	04/15/2023	4,681,750
706,000	Weatherford International Ltd.	11.00%	^	12/01/2024	494,200
5,500,000	Wolverine Escrow LLC	9.00%	^z	11/15/2026	3,630,000

Total US Corporate Bonds (Cost $411,830,287)					363,652,759

US Government and Agency Mortgage Backed Obligations - 5.4%
8,305,868	Federal Home Loan Mortgage Corporation, Series 3631-SJ (-1 x 1 Month LIBOR USD + 6.24%, 6.24% Cap)	6.06%	I/FI/O	02/15/2040	1,838,711
4,927,555	Federal Home Loan Mortgage Corporation, Series 3770-SP (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.32%	I/FI/O	11/15/2040	552,033
21,469,177	Federal Home Loan Mortgage Corporation, Series 3980-SX (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.32%	I/FI/O	01/15/2042	4,699,028
4,221,531	Federal National Mortgage Association, Series 2006-83-SH (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	6.38%	I/FI/O	09/25/2036	931,676
16,335,954	Federal National Mortgage Association, Series 2010-123-SK (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.87%	I/FI/O	11/25/2040	3,419,205
14,119,242	Federal National Mortgage Association, Series 2012-60-SN (-1x1 Month LIBOR USD + 6.60%, 6.60% Cap)	6.42%	I/FI/O	06/25/2042	3,075,138
20,906,231	Federal National Mortgage Association, Series 2019-46-SG (-1x1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.92%	I/FI/O	08/25/2049	3,931,584
21,085,222	Government National Mortgage Association, Series 2011-128-TS (-1x1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.85%	I/FI/O	05/16/2041	4,247,548
65,402,349	Government National Mortgage Association, Series 2015-64-SG (-1x1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.41%	I/FI/O	05/20/2045	11,564,384
22,005,087	Government National Mortgage Association, Series 2017-139-SA (-1x1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.01%	I/FI/O	08/20/2047	4,751,147
15,046,739	Government National Mortgage Association, Series 2018-145-IA	4.00%	I/O	10/20/2045	1,352,953
46,878,909	Government National Mortgage Association, Series 2019-22-SD (-1x1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.85%	I/FI/O	12/16/2043	8,641,719
36,924,061	Government National Mortgage Association, Series 2019-61-NS (-1x1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.91%	I/FI/O	02/20/2049	7,065,796
47,941,611	Government National Mortgage Association, Series 2020-47-SA (-1x1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.81%	I/FI/O	05/20/2044	9,139,728
54,529,536	Government National Mortgage Association, Series 2020-47-SL (-1x1 Month LIBOR USD + 5.37%, 5.37% Cap)	5.18%	I/FI/O	07/20/2044	9,415,615
26,644,097	Government National Mortgage Association, Series 2020-61-SU (-1x1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.40%	I/FI/O	07/16/2045	5,357,305
72,885,038	Government National Mortgage Association, Series 2020-88-IO	1.10%	#I/O	04/16/2060	5,993,482

Total US Government and Agency Mortgage Backed Obligations (Cost $86,257,322)					85,977,052

Common Stocks - 0.6%
51,725	ATD Holdings, Inc. * Þ				775,875
339,999	Frontera Energy Corporation z				845,578
468,716	Hexion Holdings Corporation *				3,163,833
333,957	Legacy Backstop * Þ				3,316,193
26,458	Legacy Notes * Þ				262,728
15,343	McDermott International, Inc. * Þ				0
62,554	Syncreon Group B.V. * Þ				656,812
337,661	Tapstone Energy Holdings III LLC * Þ				53,688
97,836	Weatherford International PLC * z				192,737

Total Common Stocks (Cost $66,697,988)					9,267,444

Warrants - 0.0%
4,944,181	OAS S.A., Expiration 6/15/2039, Strike Price BRL 1.00 * Þ				1

Total Warrants (Cost $1)					1

Short Term Investments - 1.3%
6,871,127	BlackRock Liquidity Funds FedFund - Institutional Shares	0.09%	◆		6,871,127
6,866,840	Fidelity Institutional Money Market Government Portfolio - Class I	0.06%	◆		6,866,840
6,869,754	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.05%	◆		6,869,754

Total Short Term Investments (Cost $20,607,721)					20,607,721

Total Investments - 137.7% (Cost $2,632,668,664) ‡					2,193,925,504
Liabilities in Excess of Other Assets - (37.7)%					(599,276,026)

NET ASSETS - 100.0%					$1,594,649,478

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of June 30, 2020.

Þ	Value determined using significant unobservable inputs.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

†	Perpetual Maturity

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2020.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2020.

I/O	Interest only security

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

◆	Seven-day yield as of June 30, 2020

*	Non-income producing security

‡

Under the Fund’s Liquidity Agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the Lender.

@

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of June 30, 2020.

BRL	Brazilian Real

z	Security, or portion of security, is on loan as of June 30, 2020 pursuant to the Liquidity Agreement.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	64.2%
US Corporate Bonds	22.8%
Non-Agency Commercial Mortgage Backed Obligations	14.9%
Collateralized Loan Obligations	12.5%
Bank Loans	10.5%
US Government and Agency Mortgage Backed Obligations	5.4%
Non-Agency Residential Collateralized Mortgage Obligations	3.5%
Asset Backed Obligations	1.7%
Short Term Investments	1.3%
Common Stocks	0.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.3%
Warrants	0.0%	~
Other Assets and Liabilities	(37.7)%

	100.0%

~	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	14.9%
Energy	13.2%
Collateralized Loan Obligations	12.5%
Utilities	10.8%
Finance	10.7%
US Government and Agency Mortgage Backed Obligations	5.4%
Banking	5.1%
Mining	4.7%
Healthcare	4.6%
Telecommunications	4.6%
Technology	4.2%
Chemical Products	4.1%
Real Estate	3.6%
Building and Development (including Steel/Metals)	3.5%
Non-Agency Residential Collateralized Mortgage Obligations	3.5%
Chemicals/Plastics	3.1%
Media	2.5%
Consumer Products	2.3%
Commercial Services	2.0%
Aerospace & Defense	1.9%
Automotive	1.8%
Asset Backed Obligations	1.7%
Electronics/Electric	1.6%
Pulp & Paper	1.6%
Business Equipment and Services	1.5%
Transportation	1.5%
Retailers (other than Food/Drug)	1.3%
Short Term Investments	1.3%
Containers and Glass Products	1.1%
Insurance	1.1%
Environmental Control	1.0%
Industrial Equipment	0.9%
Beverage and Tobacco	0.8%
Leisure	0.8%
Food Service	0.6%
Food Products	0.5%
Food/Drug Retailers	0.5%
Financial Intermediaries	0.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.3%
Pharmaceuticals	0.2%
Construction	0.0%	~
Other Assets and Liabilities	(37.7)%

	100.0%

~	Represents less than 0.05% of net assets

COUNTRY BREAKDOWN as a % of Net Assets:

United States	72.5%
Mexico	13.6%
Argentina	12.4%
Brazil	6.5%
Colombia	4.3%
Canada	3.7%
Peru	3.5%
South Africa	3.1%
China	2.5%
Chile	2.4%
India	2.3%
Costa Rica	1.9%
Indonesia	1.7%
Dominican Republic	1.6%
Ukraine	1.5%
Hong Kong	1.4%
Luxembourg	0.7%
United Kingdom	0.4%
Austria	0.4%
Jamaica	0.3%
Ghana	0.3%
Russia	0.3%
Ecuador	0.3%
Netherlands	0.1%
Switzerland	0.0%	~
Other Assets and Liabilities	(37.7)%

	100.0%

~	Represents less than 0.05% of net assets

Notes to Schedule of Investments

June 30, 2020 (Unaudited)

1.  Organization

DoubleLine Income Solutions Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on January 10, 2013 and commenced operations on April 26, 2013. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DSL”. The Fund’s primary investment objective is to seek high current income and its secondary objective is to seek capital appreciation.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Securities may be fair valued by the Adviser (as defined below) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2020:

Category
Investments in Securities
Level 1
Money Market Funds	$20,607,721
Common Stocks	4,202,148

Total Level 1	24,809,869
Level 2
Foreign Corporate Bonds	1,023,665,122
US Corporate Bonds	363,652,759
Collateralized Loan Obligations	196,722,725
Non-Agency Commercial Mortgage Backed Obligations	176,666,374
Bank Loans	167,091,501
US Government and Agency Mortgage Backed Obligations	85,977,052
Asset Backed Obligations	26,863,201
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	4,287,500
Non-Agency Residential Collateralized Mortgage Obligations	1,446,406

Total Level 2	2,046,372,640
Level 3
Non-Agency Commercial Mortgage Backed Obligations	61,086,990
Non-Agency Residential Collateralized Mortgage Obligations	53,739,000
Common Stocks	5,065,296
Collateralized Loan Obligations	2,338,521
Bank Loans	259,798
Foreign Corporate Bonds	253,389
Warrants	1

Total Level 3	122,742,995

Total	$2,193,925,504

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$103,197,834	$(2,290,882)	$(32,141,610)	$1,278,102	$42,700	$(8,999,154)	$-	$-	$61,086,990	$(30,046,100)
Non-Agency Residential Collateralized Mortgage Obligations	60,400,113	-	(7,363,488)	702,375	-	-	-	-	53,739,000	(7,363,488)
Common Stocks	1,500,025	-	(8,642,953)	-	12,208,224	-	-	-	5,065,296	(724,150)
Collateralized Loan Obligations	860,652	-	(892,695)	6,426	82,445	-	2,281,693	-	2,338,521	(883,613)
Foreign Corporate Bonds	253,389	-	-	-	-	-	-	-	253,389	-
Bank Loans	-	-	100,906	1,689	157,203	-	-	-	259,798	-
Warrants	1	-	-	-	-	-	-	-	1	-

Total	$166,212,014	$(2,290,882)	$(48,939,840)	$1,988,592	$12,490,572	$(8,999,154)	$2,281,693	$-	$122,742,995	$(39,017,351)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$61,086,990	Market Comparables	Yields	14.50% - 35.00% (20.17%)	Increase in yields would have resulted in the decrease in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$53,739,000	Market Comparables	Market Quotes	$89.20 - $90.20 ($89.57)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$3,578,921	Enterprise Value	EBITDA multiples	5.20x (5.20x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
	$1,432,687	Market Comparables	Market Quotes	$10.50 - $15.00 ($12.94)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
	$53,688	Enterprise Value	Recovery Value	$0.16 ($0.16)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$2,338,521	Market Comparables	Market Quotes	$5.25 - $53.30 ($49.46)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$259,798	Enterprise Value	Recovery Value	$100.00 ($100.00)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$253,389	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Warrants	$1	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.